UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 10/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      382,158
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYSTEMS INC                        COM            00724F101   16,735  639,980 SH       SOLE                639,980      0    0
AMAZON COM INC                           COM            23135106    12,708   80,910 SH       SOLE                 80,910      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSOREDADR  SPONSORED ADR  03524A108   16,884  287,385 SH       SOLE                287,385      0    0
COCA COLA CO COM                         COM            191216100   21,839  373,185 SH       SOLE                373,185      0    0
COSTCO WHOLESALE CORP NEW COM            COM            22160K105   13,298  206,198 SH       SOLE                206,198      0    0
DARDEN RESTAURANTS INC COM               COM            237194105   14,086  329,275 SH       SOLE                329,275      0    0
DIAGEO PLC SPONSORED ADR NEW             SPONSORED ADR  25243Q205   13,734  199,015 SH       SOLE                199,015      0    0
EBAY INC                                 COM            278642103   16,176  662,966 SH       SOLE                662,966      0    0
GAP INC                                  COM            364760108   16,155  866,690 SH       SOLE                866,690      0    0
GARTNER INC COM                          COM            366651107    9,312  316,290 SH       SOLE                316,290      0    0
GOOGLE INC CLASS A                       COM            38259P508   19,862   37,776 SH       SOLE                 37,776      0    0
HANESBRANDS INC                          COM            410345102   14,849  574,190 SH       SOLE                574,190      0    0
HASBRO INC COM                           COM            418056107   14,136  317,590 SH       SOLE                317,590      0    0
J CREW GROUP INC                         COM            46612H402   14,592  434,032 SH       SOLE                434,032      0    0
KELLOGG CO COM USD0.25                   COM            487836108   19,076  377,660 SH       SOLE                377,660      0    0
MC DONALDS CORP                          COM            580135101   21,268  285,435 SH       SOLE                285,435      0    0
SCOTTS MIRACLE-GRO CLASS'A'COM NPV       COM            810186106   15,053  290,985 SH       SOLE                290,985      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL A    COM            808513105   15,899  334,149 SH       SOLE                334,149      0    0
COM STK
TARGET CORP COM STK                      COM            811065101   23,792  445,217 SH       SOLE                445,217      0    0
THE CHARLES SCHWAB CORP                  COM            87612E106    8,123  584,355 SH       SOLE                584,355      0    0
TIME WARNER INC USD0.01                  COM            887317303   25,520  832,616 SH       SOLE                832,616      0    0
UNILEVER N V NEW YORK SHS NEW            SPONSORED ADR  887317105   17,401  582,360 SH       SOLE                582,360      0    0
WALT DISNEY CO                           COM            904767704   21,660  654,175 SH       SOLE                654,175      0    0


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